Consolidated Balance Sheets - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement of financial position [abstract]
Cash	R$ 109,922	R$ 68,407
Financial assets	41,888,778	16,582,616
Fair value through profit or loss	26,528,396	7,983,002
Securities	22,443,392	6,290,971
Derivative financial instruments	4,085,004	1,692,031
Fair value through other comprehensive income	2,616,118	695,778
Securities	2,616,118	695,778
Evaluated at amortized cost	12,744,264	7,903,836
Securities	2,266,971	155,292
Securities purchased under agreements to resell	9,490,090	6,570,609
Securities trading and intermediation	504,983	898,312
Accounts receivable	462,029	219,200
Other financial assets	20,191	60,423
Other assets	643,619	316,777
Recoverable taxes	243,320	183,350
Prepaid expenses	89,684	96,723
Rights-of-use assets	227,478	133,870
Other	83,137	36,704
Deferred tax assets	284,533	152,425
Property and equipment	142,464	99,127
Intangible assets	553,452	504,915
Total assets	43,622,768	17,724,267
Financial liabilities	31,842,054	15,216,037
Fair value through profit or loss	5,250,943	2,250,978
Securities loaned	2,021,707	1,259,579
Derivative financial instruments	3,229,236	991,399
Evaluated at amortized cost	26,591,111	12,965,059
Securities sold under repurchase agreements	15,638,407	6,640,694
Securities trading and intermediation	9,114,546	5,306,628
Borrowings and lease liabilities	637,484	469,609
Debentures	835,230	406,538
Accounts payables	266,813	134,579
Other financial liabilities	98,631	7,011
Other liabilities	4,619,623	404,493
Social and statutory obligations	492,723	251,690
Taxes and social security obligations	345,331	103,121
Private pension liabilities	3,759,090	16,059
Provisions and contingent liabilities	15,193	17,474
Other	7,286	16,149
Deferred tax liabilities	5,132	12,025
Total liabilities	36,466,809	15,632,555
Equity attributable to owners of the Parent company	7,153,396	2,084,777
Issued capital	23	21
Capital reserves	6,943,446	1,875,591
Other comprehensive income	209,927	209,165
Non-controlling interest	2,563	6,935
Total equity	7,155,959	2,091,712
Total liabilities and equity	R$ 43,622,768	R$ 17,724,267